Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Principal Subsidiaries of Company
As of December 31, 2019, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Fetchauto Limited (UK)	October 8, 2019	United Kingdom	100%
Fetchauto Limited (Ireland)	October 18, 2019	Ireland	100%
FetchAuto GmbH	December 23, 2019	Germany	100%
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%
Beijing Chezhiying Technology Co., Ltd. (“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Beijing Chezhiying Software Co., Ltd. (“Chezhiying Software”)	December 9, 2015	PRC	100%
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%
Beijing Haochezhijia E-commerce Co., Ltd.	April 25, 2016	PRC	75%
Huai’an Prbrownies Software Co., Ltd.	September 13, 2016	PRC	100%
Chengdu Prbrownies Software Co., Lt.	September 30, 2016	PRC	100%
Guangzhou Chezhihuitong Advertising Co., Ltd.	August 20, 2018	PRC	100%
Hainan Chezhiyitong Information Technology Co., Ltd.	August 20, 2018	PRC	100%
Tianjin Autohome Data Information Technology Co., Ltd.	October 15, 2018	PRC	100%
Autohome Zhejiang Advertising Co., Ltd.	December 19, 2018	PRC	100%

VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC	—
Shanghai Leyulv Travel Agency Co., Ltd.	November 28, 2018	PRC	—

Schedule of VIEs
Schedule of Assets, Liabilities, and Cash Flows of VIEs	The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2018	2019
	RMB	RMB	US$
Current assets	855,789	375,908	53,996
Non-current assets	1,641,154	1,607,933	230,965

Total assets	2,496,943	1,983,841	284,961

Accrued expenses and other payables	182,885	109,934	15,791
Advance from customers	55,268	63,969	9,189
Deferred revenue	36,847	18,947	2,722
Amounts due to related parties	1,569	453	65
Inter-company payables	509,899	86,275	12,392

Total current liabilities	786,468	279,578	40,159

Other liabilities	14,880	12,383	1,778
Deferred tax liabilities	12,135	7,121	1,023

Total non-current liabilities	27,015	19,504	2,801

Total liabilities	813,483	299,082	42,960

Net assets	1,683,460	1,684,759	242,001

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	274,774	673,188	702,040	100,842

Net income/(loss)	20,380	29,099	(848)	(122)

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	851,872	(224,531)	(446,358)	(64,115)

Net cash (used in)/generated from investing activities	(802,710)	131,087	478,513	68,734
Net cash generated from financing activities	—	—	—	—